Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Supplementary Cash Flow Information [Abstract]
Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities

The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Long-Term Debt	Lease Liabilities
As at December 31, 2017	-	9,513	-
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Revolving Long-Term Debt	-	(13)	-
Dividends Paid	(122)	-	-
Non-Cash Changes:
Dividends Declared	122	-	-
Foreign Exchange (Gain) Loss	-	490	-
Finance Costs	-	2	-
As at June 30, 2018	-	9,992	-

As at January 1, 2019 (Note 3)	-	9,164	1,494
Changes From Financing Cash Flows:
Dividends Paid	(123)	-	-
Net Issuance (Repayment) of Long-Term Debt	-	(1,601)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	5	-
Principal Repayment of Leases	-	-	(69)
Non-Cash Changes:
Dividends Declared	123	-	-
Foreign Exchange (Gain) Loss	-	(350)	(13)
Lease Additions	-	-	133
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	-	(66)	-
Other	-	-	1
As at June 30, 2019	-	7,152	1,546